Note 28 Non Controlling Interest Classified By Concept (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Minority interest [Line Items]
Non-controlling interests	€ 3,517	€ 3,623
BBVA Garanti [Member]
Minority interest [Line Items]
Non-controlling interests	1,012	1,179
Peru BBVA [Member]
Minority interest [Line Items]
Non-controlling interests	1,535	1,469
Argentina BBVA [Member]
Minority interest [Line Items]
Non-controlling interests	694	687
Colombia BBVA [Member]
Minority interest [Line Items]
Non-controlling interests	72	73
Venezuela BBVA [Member]
Minority interest [Line Items]
Non-controlling interests	96	95
Other entities BBVA [Member]
Minority interest [Line Items]
Non-controlling interests	€ 109	€ 119